Schedule II - Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net investment income	$ 1,483	$ 729	$ 2,443	$ 1,346	$ 3,238	$ 2,125	$ 1,615
Net realized and unrealized losses on investments	493	255	2,904	(366)	(2,569)	608	499
Income before income taxes	8,487	6,937	(5,778)	12,523	18,213	4,928	6,277
Net income (loss)	6,698	6,934	(7,712)	12,527	18,219	3,783	6,614
Change in net unrealized loss (gain) on investments					(341)	1,522	1,475
Net comprehensive income (loss)	$ 9,996	$ 6,843	$ (2,227)	$ 11,537	17,878	5,305	8,089
Palomar Holdings, Inc.
Net investment income					61
Net realized and unrealized losses on investments					(2)
Income before income taxes					59
Equity in net income of subsidiaries					18,160	3,783	6,614
Net income (loss)					18,219	3,783	6,614
Change in net unrealized loss (gain) on investments					(87)
Equity in other comprehensive income of subsidiaries, net of taxes					(254)	1,522	1,475
Net comprehensive income (loss)					$ 17,878	$ 5,305	$ 8,089